Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2021
Summary of significant accounting policies [abstract]
Basis for consolidation
Basis for consolidation
The consolidated financial statements comprise the financial statements of the Group and its subsidiaries.
Entities are fully consolidated from the date of acquisition, which is the date when the Group obtains control, and continue to be consolidated until the date when such control ceases. The financial statements of the entities are prepared for the same reporting period as the parent company, using consistent accounting policies. All intra-Group balances, transactions, unrealized gains and losses resulting from intra-Group transactions and dividends are fully eliminated.
The Group attributes profit or loss and each component of other comprehensive income to the owners of the parent company and to the non-controlling
interest based on present ownership interests, even if the results in the non-controlling
interest have a negative balance.
A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction. If the Group loses control over the subsidiary, it will derecognize the assets (including goodwill) and liabilities of the subsidiary, any non-controlling
interest and the other components of equity related to the subsidiary. Any surplus or deficit arising from the loss of control is recognized in profit or loss. If the Group retains an interest in the previous subsidiary, then such interest is measured at fair value at the date the control is lost.
The proportion allocated to the parent and
non-controlling
interests in preparing the consolidated financial statements is determined based solely on present ownership interests.
As of November 9, 2020, the Group acquired full ownership of Materialise Motion (formerly RS Sprint), and Materialise Motion is included in the consolidated financial statements of the Group as from that date, after having been accounted for as a joint venture under the equity method up to November 8, 2020 – see Note 8.

Non-controlling interests
Non-controlling
interests
The Group has the choice, on a transaction by transaction basis, to initially recognize any non-controlling
interest in the acquiree which is a present ownership interest and entitles its holders to a proportionate share of the entity’s net assets in the event of liquidation at either acquisition date fair value or, at the present ownership instruments’ proportionate share in the recognized amounts of the acquiree’s identifiable net assets. Other components of non-controlling
interest such as outstanding share options are generally measured at fair value. The Group has not elected to take the option to use fair value in acquisitions completed to date. As of December 31, 2021, the only non-controlling
interest relates to Tianjin Zhenyuan Materialise Medical Technology Ltd., a subsidiary that Materialise, together with Zhenyuan (Tianjin) Medical Appliances Technology Co., Ltd., incorporated on June 22, 2021. Materialise holds 51% of the shares of this subsidiary. See also Note 4.

Foreign currency translation
Foreign currency translation
The Group’s consolidated financial statements are presented in euros, which is also the parent company’s functional currency. For each entity, the Group determines the functional currency, and items included in the financial statements of each entity are measured using the functional currency.
Financial statements of foreign subsidiaries
Foreign subsidiaries use the local currencies of the country where they operate. The statement of financial position is translated into euro at the closing rate on the reporting date and their income statement is translated at the average exchange rate at each month-end.
Differences resulting from the translation of the financial statements of said subsidiaries are recognized in other comprehensive income as “exchange differences on translation of foreign operations”.
Foreign currency transactions
Transactions denominated in foreign currencies are translated into euro at the exchange rate of the previous day. Monetary items in the statement of financial position are translated at the closing rate at each reporting date and the relevant translation adjustments are recognized in financial or operating result depending on its nature.

Business combinations and goodwill
Business combinations and goodwill
Business combinations are accounted for using the acquisition method at the acquisition date, which is the date at which the Group obtains control over the entity. The cost of an acquisition is measured as the amount of the consideration transferred to the seller, measured at the acquisition date fair value, and the amount of any non-controlling
interest in the acquiree.
The Group measures goodwill initially at cost at the acquisition date, being:

•	the fair value of the consideration transferred to the seller, plus

•	the amount of any non-controlling interest in the acquiree, plus

•	if the business combination is achieved in stages, the fair value of the existing equity interest in the acquiree re-measured at the acquisition date, less

•	the fair value of the net identifiable assets acquired and assumed liabilities
Goodwill is recognized with any impairment in carrying value being charged to the consolidated income statement. Where the fair value of identifiable assets, liabilities and contingent liabilities exceeds the fair value of consideration paid, the excess is credited in full to the consolidated income statement on acquisition date.
Acquisition costs incurred are expensed and included in general and administrative expenses.
Any contingent consideration to be transferred by the acquirer will be recognized at fair value at the acquisition date. Subsequent changes to the fair value of the contingent consideration, which is deemed to be an asset or liability, will be recognized in profit or loss. If the contingent consideration is classified as equity, it is not re-measured
until it is finally settled within equity.
Acquisition of
non-controlling
interests are accounted for as an equity transaction.

Investments in joint ventures	Investments in joint ventures As at December 31, 2021, Materialise has no investments in joint ventures.
Property, plant & equipment
Property, plant & equipment
Property, plant and equipment is stated at cost, net of accumulated depreciation and/or accumulated impairment losses, if any. Such cost includes borrowing costs directly attributable to construction projects if the asset necessarily takes a substantial period of time to get ready for its intended use, it is probable that they will result in future economic benefits to the Group and the cost can be measured reliably. When significant parts of property, plant and equipment are required to be replaced at intervals, the Group recognizes such parts as individual assets with specific useful lives and depreciates them accordingly. Likewise, when a major inspection is performed, its cost is recognized in the carrying amount of the property, plant and equipment as a replacement if the recognition criteria are satisfied. All other repair and maintenance costs are recognized in the income statement as incurred.
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets as follows:

• Buildings:	20-30 years
• Machinery:	5-12 years
• IT assets:	3-5 years
• Fixtures & Furniture:	10-15 years
• Vehicles:	2-4 years
• Leasehold Building Improvements:	10 years
Land is not depreciated.
An item of property, plant and equipment and any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the income statement when the asset is derecognized.
The assets’ residual values, useful lives and methods of depreciation are reviewed at each financial year-end
and adjusted prospectively, if appropriate.

Right-of-use assets and related liabilities
Right-of-use
assets and related liabilities
Right-of-use
assets:
The Company recognizes
right-of-use
assets at the commencement date of the lease (i.e., the date the underlying asset is available for use).
Right-of-use
assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use
assets includes the amount of lease liabilities recognized, initial direct costs incurred, the estimated cost of any asset retirement obligation and lease payments made at or before the commencement date less any lease incentives received. Unless the Company is reasonably certain to obtain ownership of the leased asset at the end of the lease term, the recognized right-of-use
assets are depreciated on a straight-line basis over the shorter of its estimated useful life and the lease term:

• Property leased Assets:	Lease terms up to 10 years or useful life of 10-15 years when reasonably certain that ownership will be obtained at the end of the lease
• Leased machines:	Lease terms up to 10 years or useful life of 5-10 years when reasonably certain that ownership will be obtained at the end of the lease
• Leased vehicles:	Lease terms up to 4 years or useful life of 4 years when reasonably certain that ownership will be obtained at the end of the lease
Right-of-use
assets are subject to impairment.
Lease liabilities:
At the commencement date of the lease, the Company recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Company and payments of penalties for terminating a lease, if the lease term reflects the Company exercising the option to terminate. The variable lease payments that do not depend on an index or a rate are recognized as expense in the period on which the event or condition that triggers the payment occurs. In calculating the present value of lease payments, the Company uses the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is measured at amortized cost using the effective interest rate method.
In addition, the carrying amount of lease liabilities is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Group’s estimate of the amount expected to be payable under a residual value guarantee, if the Group changes its assessment of whether it will exercise a purchase, extension or termination option or if there is a revised in-substance
fixed lease payment. When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use
asset, or is recorded in profit or loss if the carrying amount of the right-of-use
asset has been reduced to zero.
Short-term leases and leases of
low-value
assets:
The Company applies the short-term lease recognition exemption to its short-term leases of machinery and equipment (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option) however this exemption is not applied for property leases. It also applies the lease of low-value
assets recognition exemption to leases of office equipment that are considered of low value (i.e., below € 5k). Lease payments on short-term leases and low-value
assets are recognized in the income statement when incurred.

Borrowing costs
Borrowing costs
Borrowing costs directly attributable to the acquisition, construction or production of a qualified asset that necessarily takes a substantial period of time to prepare for its intended use or sale are capitalized as part of the cost of the respective assets. All other borrowing costs are expensed in the period they occur. Borrowing costs consist of interest and other costs that an entity incurs in connection with the borrowing of funds.

Research and development
Research and development
Research and development includes the costs incurred by activities related to the development of software solutions (new products, updates and enhancements), guides and other products.
Development activities involve the application of research findings or other knowledge to a plan or a design of new or substantially improved (software) products before the start of the commercial use.
Development expenditures on an individual project are recognized as an intangible asset when the Group can demonstrate:

•	the technical feasibility of completing the intangible asset so that the asset will be available for use or sale;

•	its intention to complete and its ability to use or sell the asset;

•	how the asset will generate future economic benefits;

•	the availability of resources to complete the asset; and

•	the ability to measure reliably the expenditure during development.
The Group has determined that the conditions for recognizing internally generated intangible assets from proprietary software, guide and other product development activities are not met until shortly before the products are available for sale, unless either (i) the Group has strong evidence that the above criteria are met and a detailed business plan is available showing the asset will on a reasonable basis generate future economic benefits or (ii) the development is done based upon specific request of the customer, it is highly likely that the Group will be able to market the product also to other parties than the customer, the development is subject to an agreement and the substance of the agreement is that the customer reimburses the Group for a significant portion, but not all, of the development expenses incurred. As such, development expenditures not satisfying the above criteria and expenditures on the research phase of internal projects are recognized in the consolidated income statement as incurred. Internally generated intangible assets from proprietary software are amortized over their useful lives, starting from the moment they are ready for use/available for sale.
Following initial recognition of the development expenditure as an asset, the asset is carried at cost less any accumulated amortization and accumulated impairment losses. Amortization of the asset begins when development is complete and the asset is available for use. It is amortized over the period of expected future benefit, which is determined on a project-by-project
basis. Amortization is recorded in research and development expenditure. During the period of development, the asset is tested for impairment at least annually or whenever there is an indication of impairment.

Intangible assets other than goodwill and capitalized development expenditures
Intangible assets other than goodwill and capitalized development expenditures
Intangible assets comprise acquired technology and customer portfolio, patents and licenses and technology and customers acquired in connection with business combinations. Those intangible assets are measured on initial recognition at cost, except for the acquired technology and customers arising from business combinations, which are measured initially at fair value. Following initial recognition, intangible assets other than goodwill are carried at cost less any accumulated amortization and accumulated impairment losses, if any.
The useful life of the intangible assets is as follows:

• Software:	3 years;
• Perpetual licences for ERP & front end software :	10 years;
• Software with subscription license :	subscription term
• Patents and licenses:	10 years;
• Acquired customers and Technology:	5-20 years;
• Order Backlog:	Period over which orders will be completed.
The intangible assets with finite lives are amortized over their useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at the end of each reporting period. The amortization expense on intangible assets with finite lives acquired through business combination is recognized in the consolidated income statement in the line “net other operating income”.

Impairment of goodwill and other non-financial assets (excluding inventories and deferred tax assets)
Impairment of goodwill and other
non-financial
assets (excluding inventories and deferred tax assets)
Impairment tests on goodwill and other intangible assets with indefinite useful economic lives, assets under construction or capitalized development expenses which are not amortized yet, are undertaken annually at the financial year end. Other non-financial
assets and goodwill are subject to impairment tests whenever events or changes in circumstances indicate that their carrying amount may not be recoverable. Where the carrying value of an asset exceeds its recoverable amount (i.e. the higher of value in use and fair value less costs to sell), the asset is written down accordingly.
Where it is not possible to estimate the recoverable amount of an individual asset, the impairment test is carried out on the smallest Group of assets to which it belongs for which there are separately identifiable cash flows: its cash generating units (CGUs). Goodwill is allocated on initial recognition to each of the Group’s CGUs that are expected to benefit from the synergies of the combination giving rise to the goodwill.
The Group bases its impairment calculation on detailed budgets and forecast calculations, which are prepared separately for each of the Group’s CGUs to which the individual assets are allocated. These budgets and forecast calculations generally cover a period of five years. For longer periods, a long-term growth rate is calculated and applied to future cash flows projected after the fifth year.
Impairment charges are included in profit or loss, except, where applicable, to the extent they reverse gains previously recognized in other comprehensive income. An impairment loss recognized for goodwill is not reversed.
Where goodwill forms part of a cash-generating unit and part of the operation within that unit is disposed of, the goodwill associated with the operation disposed of is included in the carrying amount of the operation when determining the gain or loss on disposal of the operation. Goodwill disposed of in this circumstance is measured based on the relative values of the operation disposed of and the portion of the cash-generating unit retained.

Inventories and Contracts in progress
Inventories and Contracts in progress
Inventories are valued at the lower of cost and net realizable value. Costs incurred in bringing each product to its present location and condition are accounted for as follows:

•	Raw materials: purchase cost on a first in, first out basis; and

•	Finished goods and work in progress: cost of direct materials and labor and a proportion of manufacturing overheads based on the normal operating capacity, but excluding borrowing costs.
Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and the estimated costs necessary to make the sale.
A
write-off
of inventories is estimated based on an ageing or rotation analysis.
Work in progress relates to production of inventory for which a customer has not yet been secured, while contracts in progress are contract assets that relate to production for specific customers in performance of a signed contract. We refer also to the accounting policy on revenue recognition.

Financial assets
Financial assets
Trade receivables and debt instruments issued are initially recognized when they are originated. All other financial assets are initially recognized when the Group become a party to the contractual provisions of the instrument.
Financial assets are classified at initial recognition, and subsequently measured either at amortized cost, either fair value through other comprehensive income (OCI), and fair value through profit or loss. The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them.
With the exception of trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient, the Group initially measures a financial asset at its fair value plus transaction costs, in the case of a financial asset not at fair value through profit or loss. Trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient are measured at the transaction price.
For purposes of subsequent measurement, financial assets are classified in four categories:

•	Financial assets at amortized cost;

•	Financial assets at fair value through OCI with recycling of cumulative gains and losses (debt instruments);

•	Financial assets designated at fair value through OCI with no recycling of cumulative gains and losses upon derecognition (equity instruments); and
•	Financial assets at fair value through profit or loss.
Financial assets measured at amortized cost
This category is the most relevant to the Group. The Group measures financial assets at amortized cost if both of the following conditions are met:

•	The financial asset is held within a business model with the objective to hold financial assets in order to collect contractual cash flows; and

•	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
Financial assets, trade and other receivables, cash and cash equivalents at amortized cost are subsequently measured using the effective interest rate (EIR) method and are subject to impairment. Gains and losses are recognized in profit or loss when the asset is derecognized, modified or impaired.
Financial assets at fair value through OCI with recycling of cumulative gains and losses (debt instruments)
The Group currently does not have financial assets at fair value through OCI with recycling of cumulative gains and losses.
Financial assets designated at fair value through OCI with no recycling of cumulative gains and losses upon derecognition (equity instruments)
The Group has irrevocably elected at initial recognition to classify the minority equity investments in the non-listed
companies Essentium Inc. and
AM-Flow
BV, as disclosed in Note 10 and Note 20, as financial assets designated at fair value through OCI as this measurement is most representative of the business model for these assets. Gain and losses on these financial assets are never recycled to profit and loss. Equity instruments designated at fair value through OCI are not subject to impairment assessment.
Financial assets measured at fair value through profit or loss
The Group has the following financial assets classified as financial assets at fair value through profit or loss:

•	derivatives, also including the option acquired by the Group to purchase all shares of Link3D as disclosed in Note 4 and Note 10;

•	convertible loan granted to the company Fluidda as disclosed in Note 10.
Those financial assets are carried in the statement of financial position at fair value with changes recognized in the income statement in the lines financial income/expense.
Derecognition
A financial asset is derecognized when:

•	The rights to receive cash flows from the asset have expired, or

•	The Group has transferred its rights to receive cash flows from the assets.
The Group has a factoring agreement in place with one subsidiary whereby its rights to receive the cash flows from the trade receivables are transferred to the factor on a non-recourse
basis. The related trade receivables are derecognized at the moment that the cash is received from the factor.
Impairment of financial assets
Further disclosures relating to impairment of financial assets are also provided in Note 3 Significant accounting judgments, estimates and assumptions.
The Group recognizes an allowance for expected credit losses (ECLs) for all debt instruments not held at fair value through profit or loss.
For trade receivables and contract assets, the Group applies a simplified approach in calculating ECLs. A loss allowance is recognized at each reporting date based on lifetime ECLs. The Group established a provision matrix that is based on its historical loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.
For all other receivables, ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms. ECLs are recognized in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next
12-months
(a
12-month
ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL). When determining whether the credit risk has increased significantly since initial recognition, the group considers reasonable and supportable information that is relevant and available with undue cost or effort, including both quantitative and qualitative information and analysis, based on the Group’s historical experience and informed credit assessments, that includes forward-looking information. The Group assumes that the credit risk on a financial asset has increased significantly if it is more than 30 days past due. An event of default takes place when the debtor is unlikely to pay its credit obligations to the Group in full or when the financial asset is more than one year past due.

Financial liabilities
Financial liabilities
All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.
The Group’s financial liabilities include trade and other payables, loans and borrowings including bank overdrafts and derivative financial instruments including written put options over non-controlling
interests.
Financial liabilities at amortized cost
The trade and other payables, and loans and borrowings are classified as financial liabilities at amortized cost.
Those financial liabilities are measured at amortized cost using the effective interest rate method. Gains and losses are recognized in the income statement when the liabilities are derecognized as well as through the effective interest rate method amortization process.
Financial liabilities at fair value through profit and loss
The derivative financial instruments are classified as financial liabilities at fair value through profit and loss except for the written put options on non-controlling
interests which is disclosed below.
Written put options on
non-controlling
interest
The Group recognizes a financial liability for the written put options on non-controlling
interest. The written put options have a variable redemption price based on a formula as specified in the contract (see Note 13).

•
The financial liability is initially recognized at fair value and the fair value is reclassified from non-controlling
interest and, for any amount higher than the
non-controlling
interest, from consolidated reserves.

•	The fair value is determined as the present value of the redemption amount.

•
Any change in the fair value as a result of a change in the estimated redemption price is recognized directly in consolidated reserves. Any unwinding effect of the present value of the redemption price is recognized directly in profit and loss (financial cost).

•	No share of profit is allocated to the non-controlling interest.

•
Upon exercise of the written put option, the carrying value will be offset with the cash payment received. When the written put option is not exercised, the carrying value of the financial liability is derecognized against non-controlling
interest with the difference going to consolidated reserves.

Compound financial instruments
The Group has issued convertible debt which is accounted for as a compound financial instrument. For those instruments, the Group determines the carrying amount of the liability component by measuring the fair value of a similar liability (including any embedded non-equity
derivative features) that does not have an associated equity component. The carrying amount of the equity instrument is then determined by deducting the fair value of the financial liability from the fair value of the compound financial instrument as a whole. Directly attributable transaction costs are apportioned between the liability and equity components of the convertible debt instrument, based on the allocation of proceeds to the liability and equity components when the instruments are initially recognized. Subsequent to initial recognition, the liability component of a compound financial instrument, is measured at amortized cost using the effective interest method. The equity component of a compound financial instrument is not remeasured.
Derecognition
A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires.
Offsetting
Financial assets and financial liabilities are offset and the net amount is reported in the consolidated statement of financial position if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, or to realize the assets and settle the liabilities simultaneously.

Share capital
Share capital
Financial instruments issued by the Group are classified as equity only to the extent that they do not meet the definition of a financial liability or financial asset. The Group’s ordinary shares are classified as equity instruments.

Provisions
Provisions
Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.

Pensions benefits
Pensions benefits
The Group has a defined contribution obligation where the Group pays contributions based on salaries to an insurance company, in accordance with the laws and agreements in each country.
The Belgian defined contribution pension plans are by law with variable minimum returns based on the Belgian government bonds, with a minimum of 1.75% and a maximum of 3.75%, effective for contributions paid as from 2016. For contribution paid until 2015, the minimum guaranteed return is 3.25% on employer contributions and 3.75% on employee contributions.
These plans qualify as defined benefit plans. Contributions are recognized as expenses for the period in which employees perform the corresponding services. Outstanding payments at the end of the period are shown as other current liabilities.
Those plans are not accounted for as a defined benefit plan as they are considered to be not material.

Share based payments
Share based payments
Directors and employees (including senior executives) of the Group receive remuneration in the form of share-based payments, whereby employees render services as consideration for equity instruments (equity-settled transactions). The Group currently has only warrants and share-appreciation rights as share-based payments.
Equity-settled transactions
Equity-settled share-based payments to employees and others providing similar services are measured, indirectly, at the fair value of the equity instruments granted. The cost of equity-settled transactions is recognized, together with a corresponding increase in other capital reserves in equity, over the period in which the performance and/or service conditions are fulfilled. The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest. The income statement expense or credit for a period represents the movement in cumulative expense recognized at the beginning and end of that period and is recognized as employee benefits expense.
The Group does currently only have equity-settled share-based payments that have service-based vesting conditions and no instruments with market vesting conditions.
No expense is recognized for awards that do not ultimately vest.
When the terms of an equity-settled award are modified, the minimum expense recognized is the expense as if the terms had not been modified, if the original terms of the award are met. An additional expense is recognized for any modification that increases the total fair value of the share-based payment transaction, or is otherwise beneficial to the employee as measured at the date of modification.
When an equity-settled award is cancelled, it is treated as if it vested on the date of cancellation, and any expense not yet recognized for the award is recognized immediately. This includes any award where non-vesting
conditions within the control of either the entity or the employee are not met. However, if a new award is substituted for the cancelled award, and designated as a replacement award on the date that it is granted, the cancelled and new awards are treated as if they were a modification of the original award, as described in the previous paragraph.
Cash-settled transactions
The Group has cash-settled share-based payment transactions for certain employees in certain countries due to legal requirements (in the form of share-appreciation rights). The cost of cash-settled transactions is measured initially at fair value at the grant date. This fair value is expensed over the period until the vesting date with recognition of a corresponding liability. The liability is remeasured to fair value at each reporting date up to, and including the settlement date, with changes in fair value recognized in employee benefits expense.

Revenue from contracts with customers
Revenue from contracts with customers
The Group’s revenue, which is presented net of sales taxes, is primarily generated by the sale of our software and 3D printed products and services. Software revenue is comprised of perpetual and periodic licenses, maintenance revenue and software development service fees. Perpetual license holders may opt to take an annual maintenance contract, which leads to annual fees. Periodic licenses entitle the customer to maintenance, support and product updates without additional charge. Revenue from prototypes and end products involving 3D printing technology is derived from our network of production centers and may include support and services such as pre-production
collaboration prior to the actual production.
The Group sells its products and software through its direct sales force and through authorized distributors.
Software license revenue, maintenance and/or software development service fees may be bundled in one arrangement, or may be sold separately.
The Group recognizes revenue for goods including software based on the five-step model per the requirements of IFRS 15.
•	Identify the contract(s) with a customer;

•	Identify the performance obligations in the contract;

•	Determine the transaction price;

•	Allocate the transaction price to the performance obligations in the contract; and

•	Recognize revenue when (or as) the entity satisfies a performance obligation.
Revenue from contracts with customers is recognized when control of the goods or services are transferred to the customer at an amount that reflects the consideration to which the Group is expected to be entitled in exchange from those goods and services.
If the consideration in a contract includes a variable amount, the Group estimates the amount of consideration to which it will be entitled in exchange for transferring the goods to the customer. The variable consideration is estimated at contract inception and constrained until it is highly probable that a significant revenue reversal in the amount of cumulative revenue recognized will not occur when the associated uncertainty with the variable consideration is subsequently resolved. Variable consideration is mainly related to quantities sold, volume (step-based) rebates and development time spent.
Prototypes and end products involving 3D printing technology
The Group recognizes revenue on the sale of goods to the customer or distributor at a point in time when control of the asset is transferred, generally upon shipment or delivery taking into account the shipment terms (usually
Ex-works
or FOB Time of Shipment Incoterms (International Commercial Terms)).
Perpetual licensed software
The sale and/or license of software products is deemed to have occurred at a point in time, i.e. when a customer either has taken possession of or has the ability to take immediate possession of the software and the software key.
Most of the perpetual software licenses include one year maintenance and support services as a separate performance obligation. The Company sells these maintenance services also on a stand-alone basis and is therefore capable of determining their stand-alone selling price. On this basis, the amount of the embedded maintenance is separated from the fee for the perpetual license and is recognized ratably over the period to which they relate.
Time-based licensed software
The time-based license agreements include the use of a software license for a fixed term and maintenance and support services during the same period. The Company does not sell time-based licenses without maintenance and support services and therefore revenues are satisfied over time for the entire arrangements and are recognized ratably over the term.
Maintenance and support services
Maintenance and support services are satisfied over time and as such, the Group recognizes this revenue ratably on a straight-line basis over the term that the maintenance service is provided. In general, maintenance services are not automatically renewed.
A maintenance and support contract may include a reinstatement for previous years when the customer did not have a maintenance and support contract previously. Revenue from reinstatements are recognized immediately when the maintenance and support services commence.
Software development services (SDS)
SDS include customized development of software components for customers. Revenue from SDS agreements when distinct from other performance obligations is satisfied over time or at a point in time, depending whether one of the IFRS 15.35 criteria for performance obligations to be satisfied over time is met or not. In case of recognition over time, revenue is recognized either on time and material basis or on the stage of completion of each service when the percentage of completion can be measured reliably.
The Company determines the
percentage-of-completion
by comparing labor hours incurred
to-date
to the estimated total labor hours required to complete the project. The Company considers labor hours to be the most reliable available measure of progress on these projects. Adjustments to the Company’s estimates of the time to completion are made when facts resulting in a change become known. When the estimate indicates that a loss will be incurred, such loss is recognized immediately.
In case of recognition at a point in time revenue is recognized when control over the product is transferred to the customer.
Contracts with multiple performance obligations
The Group has entered into a number of contracts with multiple performance obligations, such as when selling perpetual licenses that may include maintenance and support (included in the price of perpetual licenses) and time-based licenses (that include embedded maintenance and support, both of which may be sold with software development services, training, and other product sales). In some cases, the Group delivers software development services bundled with the sale of the software.
The Group evaluates whether each performance obligation is distinct from each other, i.e. the customer can benefit from the good or service on its own, or with readily available resources. Certain development services significantly modify and/or enhance the software license and as such are not considered distinct and combined with the software license.
In those contracts, whether sold to
end-customers
or to collaboration partners, the Group uses either price list, historical pricing information or management’s best estimate of selling prices (e.g. also using a cost-plus method) to determine the stand-alone selling price for each distinct performance obligation, including software and software-related services such as maintenance and support. In general, elements in such arrangements are also sold on a stand-alone basis and stand-alone selling prices are readily available. If the stand-alone selling price of one or more goods or services in such arrangements is highly variable or uncertain, the Group estimates the stand-alone selling price with reference to the total transaction price less the sum of the observable stand-alone selling prices of other goods or services promised in the contract.
Revenue is allocated to each distinct performance obligation (“PO”) based on the relative percentage of the stand-alone selling price for each PO compared to the total of stand-alone selling prices for all PO over the total transaction price and is recognized when the revenue recognition criteria described above are met.
Contracts with collaboration partners in the medical segment also include multiple elements such as software, maintenance and support services, training, software development services, 3D printed products and royalties. Revenue from those contracts is determined and recognized consistent with other multiple element arrangements.
For certain contracts with collaboration partners, the Company receives up-front
fees, paid by customers for certain exclusivity rights, which may be bundled with transfer of title, rights and ownership of certain software products and maintenance and support services. In case the up-front
fees do not relate to already delivered good or services, the Group includes the up-front
fees in the total transaction price which is then allocated to all the distinct performance obligations. Other contracts with collaboration partners include prepaid fees to purchase a maximum number of “Plan Only” cases or case ‘bundles’ during a
12-month
period. In this case, the prepaid fees are recognized over the period of 12 months based on the expected number of cases that will be purchased.
Contract assets
A contract asset is the right to consideration in exchange for goods or services transferred to the customer. If the Group performs by transferring goods or services to a customer before the customer pays consideration or before payment is due, a contract asset is recognized for the earned consideration that is conditional. Contract assets are only contracts in progress that are disclosed with the line inventory and contracts in progress in the statement of financial position. We refer to our accounting policies regarding Inventories and Contracts in Progress.
Contract liabilities
A contract liability is the obligation to transfer goods or services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer. If a customer pays consideration before the Group transfers goods or services to the customer, a contract liability is recognized when the payment is made or the payment is due (whichever is earlier). Contract liabilities are recognized as revenue when the Group performs under the contract. Contract liabilities are presented as deferred income in the statement of financial position.
Contract costs
The Group does not have significant costs to obtain contracts and those costs are expensed as incurred.
The Group may have costs incurred in fulfilling contracts that are accounted for as intangible assets. When those costs are not in scope of another standards, these costs are accounted for under contracts in progress (see contract assets). For certain contracts, the Group may have significant software development expenses that are not considered a “distinct performance obligation” which are accounted for as an intangible assets. The Group evaluates whether those costs meet the recognition criteria for an intangible assets and when criteria are not met, expenses those costs as incurred.

Government grants
Government grants
Government grants are recognized when there is reasonable assurance that the grant will be received and all attached conditions will be complied with. When the grant relates to development costs or another expense, it is recognized as income over the grant period necessary to match the income on a systematic basis to the costs that it is intended to compensate. When the grant relates to the construction of buildings, it is recognized as income over the depreciation period of the related building.
Such grants have been received from the federal and regional governments and from the European Union in the forms of grants linked to certain of its research and development programs, reduced payroll taxes and the financing of the construction of an office building in Leuven (Belgium) and in Freiberg (Germany).
Where retention of a government grant related to assets or to income, is dependent on the Company satisfying certain criteria, it is initially recognized as deferred income. When the criteria for retention have been satisfied, the deferred income balance is released to other operating income in the consolidated income statement on a systematic basis over the periods in which the entity recognizes as expenses the related costs for which the grants are intended to compensate.

Other financial income and expenses	Other financial income and expenses Other financial income and expenses include mainly foreign currency gains or losses on financial transactions and bank related expenses.
Current income tax
Current income tax
Income tax assets and liabilities for the current period are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted, at the reporting date.
Current income tax relating to items that are recognized directly in equity is recognized in equity and not in the income statement. Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Deferred tax
Deferred tax
Deferred tax is calculated using the liability method on temporary differences at the reporting date between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.
Deferred tax liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized for all deductible temporary differences, carry forward of unused tax credits and unused tax losses, to the extent that it is probable that taxable profit will be available against which the deductible temporary differences or the carry forward of unused tax credits and unused tax losses can be utilized. In order for any deferred tax assets to be recognized, and at a minimum, the respective Materialise entity should have recorded a taxable profit in the current year and it should be probable that a taxable profit will be achieved in the subsequent year.
The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are reassessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.
Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.
Deferred tax assets and deferred tax liabilities are offset, if a legally enforceable right exists to set off current tax assets against current income tax liabilities and the deferred taxes relate to the same taxable entity and the same taxation authority.

Sales tax
Sales tax
Revenue, expenses and assets are recognized net of the amount of VAT, except:

•
Where the sales tax incurred on a purchase of assets or services is not recoverable from the taxation authority, in which case the sales tax is recognized as part of the cost of acquisition of the asset or as part of the expense item as applicable; and

•	Receivables and payables that are stated with the amount of sales tax included.
The net amount of sales tax recoverable from, or payable to, the taxation authority is included as part of receivables or payables in the statement of financial position.